STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net decrease in net assets from operations	$ (1,469,447)	$ (1,614,516)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(7,948,374)	(33,946,385)
Sales and maturities of U.S. government securities	14,350,000	37,148,549
Amortization of discounts and premiums	(1,626)	(4,077)
Increase (decrease) in due from brokers	3,952,949	(4,700,166)
Increase (decrease) in due from affiliate		5,599
Increase (decrease) in unrealized appreciation on open forward contracts	(47,201)	89,597
Increase (decrease) in unrealized depreciation on open forward contracts	6,392	58,937
Increase (decrease) in futures contracts purchased	(2,177,820)	5,070,283
Increase (decrease) in futures contracts sold	223,352	(728,288)
Increase (decrease) in incentive fee payable		(409,223)
Increase (decrease) in management fee	(64,727)	56,250
Increase (decrease) in fees payable	(64,836)	55,871
Net cash provided by (used in) operating activities	6,758,662	1,082,431
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	2,980,604	10,360,842
Redemptions, net of redemptions payable	(5,793,790)	(9,768,911)
Net cash provided by (used in) financing activities	(2,813,186)	591,931
Net increase (decrease) in cash	3,945,476	1,674,362
Cash, beginning of year	5,304,787	3,630,425
Cash, end of year	9,250,263	5,304,787
SUPERFUND GOLD, L.P.- SERIES A
Cash flows from operating activities
Net decrease in net assets from operations	(760,807)	(1,021,393)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(4,249,133)	(18,148,163)
Sales and maturities of U.S. government securities	7,950,000	19,399,271
Amortization of discounts and premiums	(867)	(2,089)
Increase (decrease) in due from brokers	2,030,921	(3,668,457)
Increase (decrease) in due from affiliate		5,599
Increase (decrease) in unrealized appreciation on open forward contracts	(42,257)	26,455
Increase (decrease) in unrealized depreciation on open forward contracts	9,372	37,381
Increase (decrease) in futures contracts purchased	(1,322,213)	2,683,769
Increase (decrease) in futures contracts sold	104,723	(333,815)
Increase (decrease) in incentive fee payable		(198,986)
Increase (decrease) in management fee	(38,306)	41,402
Increase (decrease) in fees payable	(40,994)	43,324
Net cash provided by (used in) operating activities	3,640,439	(1,135,702)
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	2,526,295	7,610,644
Redemptions, net of redemptions payable	(2,949,774)	(4,364,498)
Net cash provided by (used in) financing activities	(423,479)	3,246,146
Net increase (decrease) in cash	3,216,960	2,110,444
Cash, beginning of year	4,325,976	2,215,532
Cash, end of year	7,542,936	4,325,976
SUPERFUND GOLD, L.P.- SERIES B
Cash flows from operating activities
Net decrease in net assets from operations	(708,640)	(593,123)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(3,699,241)	(15,798,222)
Sales and maturities of U.S. government securities	6,400,000	17,749,278
Amortization of discounts and premiums	(759)	(1,988)
Increase (decrease) in due from brokers	1,922,028	(1,031,709)
Increase (decrease) in unrealized appreciation on open forward contracts	(4,944)	63,142
Increase (decrease) in unrealized depreciation on open forward contracts	(2,980)	21,556
Increase (decrease) in futures contracts purchased	(855,607)	2,386,514
Increase (decrease) in futures contracts sold	118,629	(394,473)
Increase (decrease) in incentive fee payable		(210,237)
Increase (decrease) in management fee	(26,421)	14,848
Increase (decrease) in fees payable	(23,842)	12,547
Net cash provided by (used in) operating activities	3,118,223	2,218,133
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	454,309	2,750,198
Redemptions, net of redemptions payable	(2,844,016)	(5,404,413)
Net cash provided by (used in) financing activities	(2,389,707)	(2,654,215)
Net increase (decrease) in cash	728,516	(436,082)
Cash, beginning of year	978,811	1,414,893
Cash, end of year	$ 1,707,327	$ 978,811